VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0506

Re:	Separate Account VA-2LNY

File No. 811-07368, CIK 0000894418

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA-2LNY, a unit investment trust registered under the Act, recently mailed to its contract owners the semi annual reports for the following underlying management investment companies: Transamerica Series Trust, Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Inc., The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Investment Portfolios. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following semi annual reports were filed with the Commission via EDGAR on the dates indicated:

•	Transamerica Series Trust (CIK: 0000778207) filed on 9/2/2011.

•	Dreyfus Variable Investment Fund (CIK: 0000813383) filed on 8/17/2011.

•	Dreyfus Stock Index Fund, Inc. Fund (CIK: 0000846800) filed on 8/25/2011.

•	The Dreyfus Socially Responsible Growth Fund, Inc. (CIK: 0000890064) filed on 8/18/2011.

•	Dreyfus Investment Portfolios (CIK: 0001056707) filed on 8/18/2011.

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith, Vice President Transamerica Financial Life Insurance Company